Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	1-12260
Entity Registrant Name	COCA COLA FEMSA SAB DE CV
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Calle Mario Pani No. 100
Entity Address, Address Line Two	Santa Fe Cuajimalpa
Entity Address, City or Town	Cuajimalpa de Morelos
Entity Address, Postal Zip Code	05348
Entity Address, Country	MX
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0000910631
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Calle Mario Pani No. 100
Entity Address, Address Line Two	Santa Fe Cuajimalpa
Entity Address, City or Town	Cuajimalpa de Morelos
Entity Address, Postal Zip Code	05348
Entity Address, Country	MX
Contact Personnel Name	Jorge Alejandro Collazo Pereda
City Area Code	52-55
Local Phone Number	1519-6179
Contact Personnel Email Address	kofmxinves@kof.com.mx
American Depositary Shares, each representing 10 units
Document Information [Line Items]
Trading Symbol	KOF
Title of 12(b) Security	American Depositary Shares, each representing 10 units
Security Exchange Name	NYSE
Units, each consisting of 3 Series B shares and 5 Series L shares, without par value
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of 3 Series B shares and 5 Series L shares, without par value
Series B shares, without par value
Document Information [Line Items]
Title of 12(b) Security	Series B shares, without par value
Entity Common Stock, Shares Outstanding	1,575,624,195
Series L shares, without par value
Document Information [Line Items]
Title of 12(b) Security	Series L shares, without par value
Entity Common Stock, Shares Outstanding	2,626,040,325
2.750% Senior Notes Due 2030
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	2.750% Senior Notes due 2030
Security Exchange Name	NYSE
1.850% Senior Notes Due 2023
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	1.850% Senior Notes due 2032
Security Exchange Name	NYSE
Series A shares, without par value
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,936,628,152
Series D shares, without par value
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,668,365,424